Loans and Allowance for Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Age Analysis of Past Due Loans
30-59 Days Past Due	$ 9,226	$ 5,455
60-89 Days Past Due	2,620	3,162
Greater Than 90 Days	17,774	30,635
Total Past Due	29,620	39,252
Current	1,140,900	1,086,037
Gross Loan and Leases Receivable	1,170,520	1,125,289
Recorded Investment Greater Than 90 Days and Accruing	919	5,670
Residential 1-4 Family [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due	5,297	4,003
60-89 Days Past Due	1,448	1,029
Greater Than 90 Days	1,524	3,566
Total Past Due	8,269	8,598
Current	333,708	335,431
Gross Loan and Leases Receivable	341,977	344,029
Recorded Investment Greater Than 90 Days and Accruing	594	1,310
Multifamily [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due		53
Total Past Due		53
Current	16,140	9,738
Gross Loan and Leases Receivable	16,140	9,791
Commercial Real Estate [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due	1,599	548
60-89 Days Past Due	710	1,803
Greater Than 90 Days	4,470	8,990
Total Past Due	6,779	11,341
Current	462,978	411,190
Gross Loan and Leases Receivable	469,757	422,531
Recorded Investment Greater Than 90 Days and Accruing	25	3,995
Construction [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due	796	329
60-89 Days Past Due	72
Greater Than 90 Days	9,650	14,473
Total Past Due	10,518	14,802
Current	179,838	151,658
Gross Loan and Leases Receivable	190,356	166,460
Recorded Investment Greater Than 90 Days and Accruing	24	95
Farmland [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due	260	46
60-89 Days Past Due	43
Greater Than 90 Days	1,248	2,695
Total Past Due	1,551	2,741
Current	24,768	32,950
Gross Loan and Leases Receivable	26,319	35,691
Second mortgages [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due	396	49
60-89 Days Past Due	7	50
Greater Than 90 Days	677	640
Total Past Due	1,080	739
Current	11,397	13,972
Gross Loan and Leases Receivable	12,477	14,711
Recorded Investment Greater Than 90 Days and Accruing	71	34
Equity lines of Credit [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due	186	36
60-89 Days Past Due	173	64
Greater Than 90 Days	46
Total Past Due	405	100
Current	35,855	39,207
Gross Loan and Leases Receivable	36,260	39,307
Recorded Investment Greater Than 90 Days and Accruing	46
Commercial [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due	204	64
60-89 Days Past Due	24	44
Greater Than 90 Days	54	148
Total Past Due	282	256
Current	30,263	38,480
Gross Loan and Leases Receivable	30,545	38,736
Recorded Investment Greater Than 90 Days and Accruing	54	113
Agricultural, installment and other [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due	488	327
60-89 Days Past Due	143	172
Greater Than 90 Days	105	123
Total Past Due	736	622
Current	45,953	53,411
Gross Loan and Leases Receivable	46,689	54,033
Recorded Investment Greater Than 90 Days and Accruing	$ 105	$ 123